Ordinary Shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Ordinary Shares
13.	ORDINARY SHARES
The Company was incorporated in October 2018 with an authorized share capital of US$50,000 divided into 25,000,000,000 ordinary shares of US$0.000002 each, of which 64,908,700 ordinary shares had been issued as of December 31, 2020.
In May 2019,

7,803,400 ordinary shares of the Company held by the Founder were re-designated
as Series Angel+ preferred shares. The difference between the fair value of the Series Angel+ preferred shares and the carrying value of the ordinary shares was treated as a deemed dividend to the Founder and charged to accumulated deficit.
In April 2020, 4,745,200 ordinary shares of the Company were issued to the Founder for nil consideration and considered share-based awards with no associated performance or service based vesting conditions (Note 14).
In March and May 2021, 22,782,950 and 17,398,450 ordinary shares of the Company were issued to EatBetter Holding Limited, a BVI limited liability company (the “Offshore ESOP Platform”), respectively. Meanwhile,
 2,601,000
ordinary shares held by EatBetter were issued to the Group’s senior management for nil consideration and considered share-based awards with no associated performance or service based vesting conditions (Note 14). As of December 31, 2021, 29,633,200 ordinary shares are considered leg
ally
issued but not outstanding.
On June 8, 2021, the Company effected a 1:50 share subdivision of all issued and outstanding ordinary shares and redeemable convertible preferred shares (the “Share Subdivision”). The par value and authorized shares of the ordinary and preferred shares were adjusted as a result of the Share Subdivision. All ordinary shares, redeemable convertible preferred shares, and related per share amounts presented in the consolidated financial statements have been retrospectively adjusted to reflect the Share Subdivision for all periods presented, where applicable.
In July 2021, the Company’s authorized share capital was reclassified and redesignated into US$
50,000
divided into
 25,000,000,000
shares comprising of
 (i) 20,000,000,000
Class A ordinary shares at par value of US$
0.000002
; (ii)

2,500,000,000
Class B ordinary shares at par value of US$
0.000002
; and
 (iii) 2,500,000,000 shares at par value of US$
0.000002
each of such class or classes (however designated) as the board of directors may determine. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary shares is entitled to one
vote per share
. Each class B ordinary share is entitled to
twenty votes per share and is convertible into one
Class A ordinary share at any time by the holder.
 54,543,800
ordinary shares which are ultimately owned by the Founder were re-designated and re-classified into Class B ordinary shares on a one-for-one basis and the remaining
 10,364,900
issued and outstanding ordinary shares were re-designated and re-classified into Class A ordinary shares on a one-for-one basis.
In July 2021, the Company issued
 250,826,100

Class A ordinary shares upon the automatic conversion of all outstanding redeemable convertible preferred shares upon completion of the Company’s IPO. Concurrently, the Company issued
6,108,000

Class A ordinary shares (equivalent to
 4,072,000
ADSs) upon completion of its IPO.
In August 2021, the Company issued 264,528 Class A ordinary shares (equivalent to 176,352 ADSs) pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.
In December 2021, the Company repurchased
109,944
Class A ordinary shares at fair value. The Company designated the repurchased shares as treasury stock.